Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
(1) Details of financial assets at FVTPL as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Financial assets at fair value through profit or loss	19,860,573	21,544,756

Financial assets at fair value through profit or loss measured at fair value
(2) Financial assets at fair value through profit or loss as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Deposits:
Gold banking asset	34,995	39,241
Securities:
Debt securities
Korean treasury and government agencies	2,754,442	4,310,612
Financial institutions	620,311	778,832
Corporates	721,573	433,488
Securities loaned	—	625,398
Others	174,206	158,908
Equity securities	383,883	421,989
Capital contributions	1,976,474	2,459,646
Beneficiary certificates	3,902,762	5,509,915
Others	143,334	181,691

Sub-total	10,676,985	14,880,479

Loans	899,228	782,716
Derivatives assets	8,206,181	5,798,329
Other financial assets	43,184	43,991

Total	19,860,573	21,544,756